Partly-owned Subsidiaries with Material Non-controlling Interests - Summary of Financial Information of Subsidiaries that have Material Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [Line Items]
Revenue	¥ 58,470	¥ 120,796
Profit / Loss for the year	(12,561)	3,480	¥ 2,930
Total comprehensive income for the year	(12,671)	3,433	2,587
Current assets	22,498	19,743
Non-current assets	262,152	265,442
Net cash flows from operating activities	1,211	28,972	22,338
Net cash flows used in investing activities	(6,283)	(4,899)	(12,780)
Net cash flows used in financing activities	11,426	(23,375)	¥ (13,558)
China Eastern Airlines Jiangsu Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Revenue	4,550	9,774
Total expenses	(5,713)	9,466
Profit / Loss for the year	(1,163)	308
Total comprehensive income for the year	(1,164)	309
Current assets	477	1,116
Non-current assets	12,724	12,620
Current liabilities	(4,109)	(2,486)
Non-current liabilities	(6,395)	(7,390)
Net cash flows from operating activities	1,833	1,930
Net cash flows used in investing activities	(331)	(16)
Net cash flows used in financing activities	(1,556)	(1,874)
Net increase/ (decrease) in cash and cash equivalents	(55)	40
China Eastern Airlines Yunnan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Revenue	6,048	11,634
Total expenses	(6,809)	11,110
Profit / Loss for the year	(761)	524
Total comprehensive income for the year	(761)	524
Current assets	290	575
Non-current assets	17,999	19,210
Current liabilities	(5,219)	(3,623)
Non-current liabilities	(6,528)	(8,859)
Net cash flows from operating activities	3,232	2,457
Net cash flows used in investing activities	(534)	(425)
Net cash flows used in financing activities	(2,698)	(2,031)
Net increase/ (decrease) in cash and cash equivalents	0	1
China Eastern Airlines Wuhan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Revenue	1,650	4,743
Total expenses	(2,167)	4,424
Profit / Loss for the year	(517)	319
Total comprehensive income for the year	(532)	328
Current assets	97	369
Non-current assets	7,590	7,917
Current liabilities	(1,998)	(1,611)
Non-current liabilities	(2,441)	(2,897)
Net cash flows from operating activities	642	885
Net cash flows used in investing activities	(99)	(222)
Net cash flows used in financing activities	(543)	(666)
Net increase/ (decrease) in cash and cash equivalents	¥ 0	¥ (3)